Subsequent Events (Details) (USD $)	1 Months Ended			12 Months Ended		0 Months Ended			1 Months Ended
	Oct. 24, 2015	Feb. 20, 2015	Jan. 31, 2011	Dec. 31, 2014	Dec. 31, 2013	Feb. 17, 2015	Feb. 04, 2015	Feb. 13, 2015	Jan. 24, 2015
Subsequent Event (Textual)
Promissory note payable interest rate	9.00%	15.00%
Promissory note payable, maturity date	Oct. 25, 2015	Feb. 20, 2015		Feb. 13, 2017
Security deposits				$ 115,104
Common stock, shares issued				49,507,826	49,987,826
Percentage of convertible note				12.00%
Conversion price				$ 0.20
Shares issued for consulting services, shares
Warrants exercise price			$ 2.50		$ 0.32
Warrants expiration date			Jan. 19, 2016		May 20, 2019
Rent expense				253,982	253,982
Repayment of advertising agreement advance				(329,165)
Earned from the Acquisition Agreement				789,678	49,236
Zoosk [Member]
Subsequent Event (Textual)
Earned from the Acquisition Agreement				170,835
Remaining amount payable period				2 years
Subsequent Event [Member]
Subsequent Event (Textual)
Promissory note, amount									300,000
Promissory note payable interest rate									9.00%
Promissory note payable, maturity date									Oct. 24, 2015
Security deposits							200,659
Advisory fees								240,000
Rent expense							25,000
Term of lease							7 years
Repayments of debt						164,582
Subsequent Event [Member] | Sigma [Member]
Subsequent Event (Textual)
Debt and equity securities								3,000,000
Common stock, shares issued								350,000
Convertible note								3,000,000
Percentage of convertible note								12.00%
Exercise price								$ 0.35
Shares issued for consulting services, shares								150,000
Common stock issued for domain name, shares								4,500,000
Warrants exercise price								$ 0.35
Warrants expiration date								Feb. 13, 2020
Advisory fees								$ 10,000
Warrant to purchase of common stock								10,500,000